Financial instruments by category	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments by category	Financial instruments by category
The Group classified its financial assets in the following categories:

(a) Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are financial assets held for trading. A financial asset is classified in this category if acquired principally for the purpose of selling in the short-term. Derivatives are also categorized as held for trading unless they are designated as hedges. For all years presented, the Group’s financial assets at fair value through profit or loss comprise mainly short-term investment and derivative financial instruments.

(b) Financial assets at amortized cost.

Financial assets at amortized cost, namely loans and receivables, are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables comprise “trade and other receivables” and “cash and cash equivalents” in the statement of financial position.

The following tables show the carrying amounts of financial assets and financial liabilities by category of financial instrument and reconciliation to the corresponding line item in the statements of financial position, as appropriate. Since the line items “Trade and other receivables, net” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as other tax receivables or advance payments for services to be received in the future), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”.

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2023
Assets as per statement of financial position
Trade and other receivables	113,831	—	113,831	104,284	218,115
Derivative financial instruments	—	31,820	31,820	—	31,820
Short term investment	—	62,637	62,637	—	62,637
Cash and cash equivalents	339,781	—	339,781	—	339,781
Total	453,612	94,457	548,069	104,284	652,353

	Financial liabilities at amortized cost	Liabilities at fair value through profit or loss	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	163,481	1,400	164,881	26,857	191,738
Borrowings (i)	904,949	—	904,949	—	904,949
Leases Liabilities	378,510	—	378,510	—	378,510
Derivative financial instruments (i)	(1,510)	1,679	169	—	169
Total	1,445,430	3,079	1,448,509	26,857	1,475,366

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2022
Assets as per statement of financial position
Trade and other receivables	108,025	—	108,025	120,353	228,378
Derivative financial instruments	—	5,342	5,342	—	5,342
Short term investment	—	98,571	98,571	—	98,571
Cash and cash equivalents	230,653	—	230,653	—	230,653
Total	338,678	103,913	442,591	120,353	562,944

	Financial liabilities at amortized cost	Liabilities at fair value through profit or loss	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	214,990	—	214,990	44,617	259,607
Borrowings (i)	1,007,752	—	1,007,752	—	1,007,752
Leases Liabilities	337,980	—	337,980	—	337,980
Derivative financial instruments (i)	—	3,057	3,057	—	3,057
Total	1,560,722	3,057	1,563,779	44,617	1,608,396

(i) The Group formally documents and designates cash flow hedging relationships to hedge the foreign exchange rate risk of a portion of its highly probable future sales in U.S. Dollars using a portion of its borrowings denominated in U.S. Dollars, currency forwards and foreign currency floating-to-fixed interest rate swaps (See Note 2 for details).

Because of the short maturities of most trade accounts receivable and payable, other receivables and liabilities, and cash and cash equivalents, their carrying amounts at the closing date do not differ significantly from their respective fair values. The fair value of long-term borrowings is disclosed in Note 26.

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial asset / liabilities at amortized cost	Assets/ liabilities at fair value through profit or loss	Total
December 31, 2023
Interest income (i)	7,134	—	7,134
Interest expense (i)	(31,906)	—	(31,906)
Foreign exchange gain (i)	90,930	—	90,930
Gain from derivative financial instruments (ii)	47	10,367	10,414
Finance cost related to lease liabilities	(40,203)	—	(40,203)

	Financial assets / liabilities at amortized cost	Assets/ liabilities at fair value through profit or loss	Total
December 31, 2022
Interest income (i)	5,117	664	5,781
Interest expense (i)	(50,037)	—	(50,037)
Foreign exchange gains (i)	19,278	—	19,278
Loss from derivative financial instruments (ii)	(4,472)	(4,754)	(9,226)
Finance cost related to lease liabilities	(31,113)	—	(31,113)

(i)Included in “Financial Results, net” in the consolidated statement of income.
(ii)Included in “Other operating income, net” and “Financial Results, net” in the consolidated statement of income.

Determining fair values

IFRS 13 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 13. This valuation hierarchy provides for three levels. The allocation reflects which of the fair values derive from transactions in the market and where valuation is based on models because market transactions are lacking. The level in the fair value hierarchy is categorized in its entirety is determined on the basis of the lowest level input that is significant to the fair value measurement in its entirety.

As of December 31, 2023 and 2022, the financial instruments recognized at fair value on the statement of financial position comprise derivative financial instruments.

In the case of Level 1, valuation is based on unadjusted quoted prices in active markets for identical financial assets that the Group can refer to at the date of the statement of financial position. The financial instruments the Group has allocated to this level mainly comprise crop futures and options traded on the stock market.

Derivatives not traded on the stock market allocated to Level 2 are valued using models based on observable market data. The financial instruments the Group has allocated to this level mainly comprise interest-rate swaps and foreign-currency interest-rate swaps.

In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no observable market data are available. The Group does not have financial instruments allocated to this level for any of the years presented.

The following tables present the Group’s financial assets and financial liabilities that are measured at fair value as of December 31, 2023 and 2022 and their allocation to the fair value hierarchy:

		Level 1	Level 2	Total
Assets
Derivative financial instruments	2023	13,819	18,001	31,820
Short-term investment (1)	2023	62,637	—	62,637
Derivative financial instruments	2022	134	5,208	5,342
Short-term investment (1)	2022	98,571	—	98,571

Liabilities
Derivative financial instruments	2023	(68)	(101)	(169)
Derivative financial instruments	2022	(2,800)	(257)	(3,057)
(1) US-Treasury Bills with maturity from the date of acquisition longer than 90 days used as collateral for short-term borrowings. As of December, 2023, US$ 59,475 (US$ 98,571 as of December 31, 2022) of these US T-bills are used as collateral for short-term borrowings and are not available for use by other entities of the Group. See Note 26.

There were no transfers within level 1 and 2 during the years ended December 31, 2023 and 2022.

When no quoted prices in an active market are available, fair values (particularly with derivatives) are based on recognized valuation methods. The Group uses a range of valuation models for this purpose, details of which may be obtained from the following table:

Class	Pricing Method	Parameters	Pricing Model	Level	Total

Futures	Quoted price	—	—	1	8,657

Options/OTC	Quoted price	—	—	1	5,141

NDF	Quoted price	Foreign-exchange curve	Present value method	1	(47)

Interest-rate swaps	Theoretical price	Money market interest-rate curve	Present value method	2	17,900

US-Treasury Bills	Quoted price	—	—	1	62,637